UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	Bond Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 41.2%					$1,246,244,994
(Cost $1,260,577,340)
Consumer discretionary 5.0%					150,418,981
Auto components 0.6%
Dana Holding Corp.	6.000		09-15-23	3,930,000	3,959,458
Delphi Corp.	5.000		02-15-23	9,450,000	9,828,000
ZF North America Capital, Inc. (S)	4.750		04-29-25	2,840,000	2,690,900
Automobiles 1.5%
Fiat Chrysler Automobiles NV	5.250		04-15-23	2,310,000	2,284,013
Ford Motor Company	4.750		01-15-43	1,425,000	1,350,378
Ford Motor Credit Company LLC	5.875		08-02-21	14,665,000	16,457,708
General Motors Company	4.875		10-02-23	7,085,000	7,207,818
General Motors Company	6.250		10-02-43	3,710,000	3,970,579
General Motors Financial Company, Inc.	3.450		04-10-22	4,715,000	4,510,124
General Motors Financial Company, Inc.	4.000		01-15-25	5,390,000	5,098,255
General Motors Financial Company, Inc.	4.375		09-25-21	3,060,000	3,087,546
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (S)	9.125		05-01-19	2,650,000	2,822,250
Eldorado Resorts, Inc. (S)	7.000		08-01-23	1,400,000	1,394,750
International Game Technology PLC (S)	6.500		02-15-25	2,115,000	2,003,963
MGM Resorts International	6.000		03-15-23	4,700,000	4,770,500
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	2,825,000	2,938,000
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	2,289,000	2,414,895
Waterford Gaming LLC (H)(S)	8.625		09-15-49	372,111	0
Household durables 0.1%
Argos Merger Sub, Inc. (S)	7.125		03-15-23	1,235,000	1,293,663
Harman International Industries, Inc.	4.150		05-15-25	1,905,000	1,871,209
Internet and catalog retail 0.5%
Amazon.com, Inc.	4.950		12-05-44	5,335,000	5,322,687
QVC, Inc.	4.375		03-15-23	3,920,000	3,746,952
QVC, Inc.	5.125		07-02-22	2,765,000	2,790,173
QVC, Inc.	5.450		08-15-34	3,160,000	2,796,963
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875		10-01-23	805,000	819,088
Media 1.0%
21st Century Fox America, Inc.	6.150		03-01-37	1,495,000	1,658,680
21st Century Fox America, Inc.	6.400		12-15-35	1,755,000	1,984,229
Altice Financing SA (S)	6.500		01-15-22	1,485,000	1,488,713
Altice Financing SA (S)	6.625		02-15-23	1,890,000	1,880,550
AMC Entertainment, Inc.	5.875		02-15-22	3,890,000	3,948,350
Carmike Cinemas, Inc. (S)	6.000		06-15-23	1,610,000	1,646,225
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	2,785,000	2,876,905
Midcontinent Communications & Midcontinent Finance Corp. (S)	6.875		08-15-23	1,615,000	1,627,113
Myriad International Holdings BV (S)	5.500		07-21-25	2,020,000	2,004,850
Radio One, Inc. (S)	9.250		02-15-20	2,825,000	2,514,250
Scripps Networks Interactive, Inc.	3.950		06-15-25	4,665,000	4,542,632
Time Warner Cable, Inc.	8.250		04-01-19	3,420,000	3,994,724
Multiline retail 0.2%
Dollar Tree, Inc. (S)	5.750		03-01-23	2,660,000	2,786,350
Macy's Retail Holdings, Inc.	7.875		08-15-36	3,420,000	3,598,798
Tops Holding II Corp.	8.750		06-15-18	1,000,000	990,000

2SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.5%
AutoNation, Inc.	5.500		02-01-20	4,324,000	$4,727,040
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	4,240,000	3,561,600
L Brands, Inc.	6.625		04-01-21	5,130,000	5,771,250
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250		06-15-21	3,370,000	3,386,850
Consumer staples 1.7%					50,226,693
Beverages 0.2%
Constellation Brands, Inc.	4.250		05-01-23	3,145,000	3,163,870
Constellation Brands, Inc.	4.750		11-15-24	1,975,000	2,019,438
Food and staples retailing 0.3%
CVS Health Corp.	5.125		07-20-45	5,035,000	5,362,184
Rite Aid Corp. (S)	6.125		04-01-23	640,000	656,800
Tops Holding LLC (S)	8.000		06-15-22	4,255,000	4,233,725
Food products 0.6%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	3,211,000	3,837,029
Kraft Heinz Foods Company (S)	2.000		07-02-18	5,315,000	5,307,936
Kraft Heinz Foods Company (S)	4.875		02-15-25	2,642,000	2,850,108
Kraft Heinz Foods Company (S)	5.200		07-15-45	3,515,000	3,687,868
Post Holdings, Inc. (S)	7.750		03-15-24	1,620,000	1,672,650
Household products 0.1%
HRG Group, Inc.	7.875		07-15-19	2,830,000	2,982,113
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	2,620,000	2,593,800
Tobacco 0.4%
Alliance One International, Inc.	9.875		07-15-21	6,450,000	5,442,188
Reynolds American, Inc.	4.450		06-12-25	3,655,000	3,751,664
Vector Group, Ltd.	7.750		02-15-21	2,505,000	2,665,320
Energy 4.0%					121,036,981
Energy equipment and services 0.4%
CSI Compressco LP	7.250		08-15-22	1,890,000	1,549,800
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19	2,625,000	2,198,438
Rowan Companies, Inc.	4.875		06-01-22	2,590,000	2,277,423
Teine Energy, Ltd. (S)	6.875		09-30-22	1,925,000	1,665,125
TerraForm Power Operating LLC (S)	5.875		02-01-23	4,375,000	4,156,250
Oil, gas and consumable fuels 3.6%
California Resources Corp.	6.000		11-15-24	3,500,000	2,642,500
Chesapeake Energy Corp.	5.750		03-15-23	2,835,000	2,113,521
Cimarex Energy Company	4.375		06-01-24	5,245,000	5,045,847
CNOOC Finance 2013, Ltd.	3.000		05-09-23	4,540,000	4,246,135
Continental Resources, Inc.	3.800		06-01-24	740,000	623,943
Continental Resources, Inc.	5.000		09-15-22	8,115,000	7,354,219
DCP Midstream LLC (S)	9.750		03-15-19	3,840,000	4,230,966
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	3,160,000	2,417,400
DCP Midstream Operating LP	3.875		03-15-23	1,960,000	1,602,310
Ecopetrol SA	5.875		09-18-23	1,410,000	1,422,338
Energy Transfer Partners LP	5.150		03-15-45	3,470,000	2,915,192
Energy Transfer Partners LP	9.700		03-15-19	2,620,000	3,132,606
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.778%)	7.000		06-01-67	4,775,000	4,369,125

SEE NOTES TO FUND'S INVESTMENTS3

Bond Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66		3,995,000	$3,915,100
EP Energy LLC	7.750		09-01-22		1,840,000	1,711,200
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22		4,272,000	3,887,520
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23		1,179,000	1,058,153
FTS International, Inc.	6.250		05-01-22		1,390,000	528,200
Kerr-McGee Corp.	6.950		07-01-24		3,055,000	3,601,182
Kinder Morgan Energy Partners LP	7.750		03-15-32		1,810,000	1,976,469
Kinder Morgan, Inc.	5.550		06-01-45		4,080,000	3,507,205
Lukoil International Finance BV (S)	3.416		04-24-18		4,925,000	4,674,702
MarkWest Energy Partners LP	4.875		12-01-24		1,575,000	1,460,813
MPLX LP	4.000		02-15-25		1,435,000	1,324,063
Newfield Exploration Company	5.750		01-30-22		2,140,000	2,110,575
Pacific Exploration and Production Corp. (S)	5.125		03-28-23		2,075,000	1,037,500
Pacific Rubiales Energy Corp. (S)	5.375		01-26-19		2,605,000	1,406,700
Petroleos Mexicanos (S)	4.250		01-15-25		10,000	9,459
Petroleos Mexicanos	4.875		01-24-22		2,365,000	2,400,475
Regency Energy Partners LP	5.000		10-01-22		940,000	920,054
Regency Energy Partners LP	5.500		04-15-23		5,210,000	5,058,389
Regency Energy Partners LP	5.875		03-01-22		865,000	889,467
Shell International Finance BV	4.375		05-11-45		7,635,000	7,522,834
Summit Midstream Holdings LLC	7.500		07-01-21		1,585,000	1,585,000
Tullow Oil PLC (S)	6.000		11-01-20		1,685,000	1,246,900
Tullow Oil PLC (S)	6.250		04-15-22		1,855,000	1,349,513
Whiting Petroleum Corp.	6.250		04-01-23		2,730,000	2,463,825
Williams Partners LP	4.875		05-15-23		2,205,000	2,077,066
Williams Partners LP	4.875		03-15-24		7,245,000	6,755,528
WPX Energy, Inc.	5.250		09-15-24		910,000	747,201
WPX Energy, Inc.	6.000		01-15-22		2,175,000	1,848,750
Financials 16.3%						493,388,039
Banks 6.2%
Banco Santander Brasil SA (S)	8.000		03-18-16	BRL	4,600,000	1,223,931
Bank of America Corp.	3.300		01-11-23		3,000,000	2,953,818
Bank of America Corp.	3.950		04-21-25		1,430,000	1,382,704
Bank of America Corp.	4.200		08-26-24		3,175,000	3,145,901
Bank of America Corp.	4.250		10-22-26		3,580,000	3,519,885
Bank of America Corp.	6.875		04-25-18		5,765,000	6,462,686
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24		4,740,000	4,692,600
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18		4,310,000	4,536,275
Barclays Bank PLC (S)	10.179		06-12-21		4,710,000	6,218,613
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (Q)(S)	7.375		08-19-25		1,115,000	1,141,760
BPCE SA (S)	4.500		03-15-25		4,360,000	4,226,222
BPCE SA (S)	5.700		10-22-23		4,630,000	4,901,225
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950		08-15-20		3,155,000	3,128,952
Commerzbank AG (S)	8.125		09-19-23		5,975,000	6,998,219
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19		4,420,000	4,334,040
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24		4,840,000	4,927,270
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33		3,300,000	3,656,215
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		3,790,000	3,477,325
HBOS PLC (S)	6.000		11-01-33		3,850,000	4,273,885
HBOS PLC (S)	6.750		05-21-18		8,355,000	9,218,397

4SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24	1,570,000	$1,552,338
ING Bank NV (S)	5.800		09-25-23	5,184,000	5,605,122
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	1,385,000	1,328,734
JPMorgan Chase & Co.	4.625		05-10-21	10,510,000	11,382,446
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000		07-01-19	5,270,000	5,138,250
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	3,735,000	3,529,575
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	7,505,000	7,917,775
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	6,270,000	6,583,500
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	3,595,000	3,752,281
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	5,255,000	5,281,275
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	3,525,000	3,601,084
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	5,467,000	6,804,228
Royal Bank of Scotland Group PLC (8.000% to 8-15-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000		08-10-25	2,400,000	2,451,000
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	3,390,000	3,600,180
Synovus Financial Corp.	7.875		02-15-19	1,620,000	1,826,550
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	3,795,000	3,586,275
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	4,725,000	5,179,781
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	5,660,000	5,787,350
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	5,305,000	5,311,631
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	9,692,000	10,346,210
Wells Fargo Bank NA	5.850		02-01-37	3,055,000	3,680,352
Capital markets 2.4%
Ares Capital Corp.	3.875		01-15-20	4,460,000	4,541,168
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	2,975,000	3,143,831
FS Investment Corp.	4.000		07-15-19	4,290,000	4,314,964
Jefferies Group LLC	6.875		04-15-21	5,360,000	5,984,949
Jefferies Group LLC	8.500		07-15-19	2,220,000	2,637,928
Macquarie Bank, Ltd. (S)	4.875		06-10-25	5,565,000	5,511,047
Morgan Stanley	4.300		01-27-45	2,565,000	2,437,301
Morgan Stanley	5.500		01-26-20	4,195,000	4,667,940
Morgan Stanley	5.550		04-27-17	2,500,000	2,655,903
Morgan Stanley	7.300		05-13-19	8,360,000	9,787,177
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	3,370,000	3,365,788
Stifel Financial Corp.	4.250		07-18-24	3,325,000	3,286,403
The Bear Stearns Companies LLC	7.250		02-01-18	3,105,000	3,475,563
The Goldman Sachs Group, Inc.	3.750		05-22-25	5,520,000	5,491,953
The Goldman Sachs Group, Inc.	5.250		07-27-21	7,705,000	8,565,587
The Goldman Sachs Group, Inc.	5.750		01-24-22	1,800,000	2,046,040
Consumer finance 1.5%
Ally Financial, Inc.	5.125		09-30-24	7,160,000	7,231,600
American Express Company	3.625		12-05-24	20,000	19,532
Capital One Financial Corp.	2.450		04-24-19	2,910,000	2,881,878
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	3,735,000	3,710,498
Capital One NA	2.350		08-17-18	3,820,000	3,808,857

SEE NOTES TO FUND'S INVESTMENTS5

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Credit Acceptance Corp.	6.125		02-15-21	4,315,000	$4,282,638
Credito Real SAB de CV (S)	7.500		03-13-19	4,135,000	4,191,856
Discover Bank	2.600		11-13-18	5,530,000	5,536,310
Discover Financial Services	3.950		11-06-24	4,200,000	4,039,581
Discover Financial Services	5.200		04-27-22	4,795,000	5,057,665
Enova International, Inc.	9.750		06-01-21	4,300,000	3,569,000
Diversified financial services 1.5%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-23	3,112,180	3,267,789
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-19	1,507,363	1,563,889
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-22	2,782,434	2,867,582
General Electric Capital Corp. (P)	0.801		08-15-36	3,180,000	2,888,836
General Electric Capital Corp. (5.250% to 6-15-23, then 3 month LIBOR + 2.967%) (Q)	5.250		06-15-23	3,640,000	3,701,880
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22	4,870,000	5,618,519
Leucadia National Corp.	5.500		10-18-23	5,700,000	5,736,594
McGraw Hill Financial, Inc. (S)	4.000		06-15-25	5,350,000	5,172,979
McGraw Hill Financial, Inc. (S)	4.400		02-15-26	3,725,000	3,703,004
NewStar Financial, Inc. (S)	7.250		05-01-20	3,640,000	3,612,700
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	7,008,000	7,078,080
Insurance 1.8%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	1,715,000	1,771,039
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	5,150,000	5,150,118
AXA SA	8.600		12-15-30	1,785,000	2,391,900
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	1,725,000	1,830,656
CNA Financial Corp.	7.250		11-15-23	2,320,000	2,726,905
CNO Financial Group, Inc.	5.250		05-30-25	3,455,000	3,571,606
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800		03-07-87	4,165,000	4,852,225
MetLife, Inc.	6.400		12-15-66	3,710,000	4,076,363
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	3,600,000	3,708,000
Pacific LifeCorp. (S)	6.000		02-10-20	1,880,000	2,115,312
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	760,000	743,850
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	1,425,000	1,503,375
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	6,820,000	6,922,300
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	5,445,000	6,784,078
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	5,275,000	5,894,813
Real estate investment trusts 2.5%
American Tower Corp.	3.400		02-15-19	3,335,000	3,391,652
American Tower Corp.	4.700		03-15-22	3,255,000	3,403,438
ARC Properties Operating Partnership LP	4.600		02-06-24	5,255,000	5,018,525
AvalonBay Communities, Inc.	3.450		06-01-25	2,885,000	2,818,910
Corrections Corp. of America	4.625		05-01-23	2,635,000	2,588,888
Crown Castle Towers LLC (S)	4.883		08-15-40	3,845,000	4,125,735
Crown Castle Towers LLC (S)	6.113		01-15-40	5,759,000	6,456,449
DDR Corp.	7.500		04-01-17	5,575,000	6,040,106
Education Realty Operating Partnership LP	4.600		12-01-24	3,120,000	3,138,845
Goodman Funding Pty, Ltd. (S)	6.375		04-15-21	3,360,000	3,823,697
Highwoods Realty LP	5.850		03-15-17	3,130,000	3,311,578

6SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Iron Mountain, Inc.	5.750		08-15-24	4,230,000	$4,245,863
Iron Mountain, Inc.	6.000		08-15-23	4,095,000	4,187,138
iStar Financial, Inc.	5.000		07-01-19	1,100,000	1,067,000
MPT Operating Partnership LP	6.375		02-15-22	2,535,000	2,677,594
MPT Operating Partnership LP	6.875		05-01-21	1,855,000	1,947,750
Omega Healthcare Investors, Inc.	4.500		01-15-25	2,865,000	2,814,393
Omega Healthcare Investors, Inc.	4.950		04-01-24	3,230,000	3,323,919
USB Realty Corp. (P)(Q)(S)	1.436		01-15-17	2,900,000	2,631,750
Ventas Realty LP	3.500		02-01-25	930,000	879,654
Ventas Realty LP	3.750		05-01-24	2,210,000	2,163,499
Ventas Realty LP	4.750		06-01-21	4,140,000	4,438,672
Welltower, Inc.	4.950		01-15-21	1,840,000	1,995,371
Thrifts and mortgage finance 0.4%
Nationstar Mortgage LLC	6.500		07-01-21	3,315,000	2,921,344
Nationstar Mortgage LLC	7.875		10-01-20	3,368,000	3,182,760
Nationstar Mortgage LLC	9.625		05-01-19	2,160,000	2,251,800
Quicken Loans, Inc. (S)	5.750		05-01-25	2,860,000	2,788,500
Stearns Holdings, Inc. (S)	9.375		08-15-20	1,590,000	1,590,000
Health care 2.4%					72,983,648
Biotechnology 0.2%
Celgene Corp.	5.000		08-15-45	5,885,000	5,917,903
Health care equipment and supplies 0.4%
Alere, Inc.	7.250		07-01-18	2,180,000	2,278,100
Medtronic, Inc.	4.625		03-15-45	4,750,000	4,839,305
Zimmer Holdings, Inc.	3.550		04-01-25	4,670,000	4,473,239
Health care providers and services 0.9%
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,663,000	1,663,000
HCA, Inc.	5.250		04-15-25	4,030,000	4,176,088
HCA, Inc.	7.500		02-15-22	3,110,000	3,567,761
Medco Health Solutions, Inc.	7.125		03-15-18	2,600,000	2,904,190
Select Medical Corp.	6.375		06-01-21	2,980,000	3,024,700
UnitedHealth Group, Inc.	1.450		07-17-17	4,625,000	4,628,524
UnitedHealth Group, Inc.	3.750		07-15-25	4,880,000	4,995,300
WellCare Health Plans, Inc.	5.750		11-15-20	1,860,000	1,950,675
Pharmaceuticals 0.9%
AbbVie, Inc.	3.600		05-14-25	5,645,000	5,550,819
Actavis Funding SCS	3.800		03-15-25	3,435,000	3,327,653
Endo Finance LLC (S)	6.000		07-15-23	1,480,000	1,539,200
Endo Finance LLC (S)	6.000		02-01-25	1,340,000	1,376,850
Endo Finance LLC (S)	7.750		01-15-22	3,050,000	3,255,875
Mallinckrodt International Finance SA (S)	5.500		04-15-25	660,000	654,225
Mallinckrodt International Finance SA (S)	5.750		08-01-22	3,010,000	3,073,963
Quintiles Transnational Corp. (S)	4.875		05-15-23	1,270,000	1,295,400
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	1,035,000	1,049,231
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	1,875,000	1,917,188
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25	2,773,000	2,856,190
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	2,485,000	2,668,269
Industrials 6.0%					181,153,512
Aerospace and defense 1.0%
Embraer Overseas, Ltd. (S)	5.696		09-16-23	1,658,000	1,676,653

SEE NOTES TO FUND'S INVESTMENTS7

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	3,650,000	$3,768,625
Huntington Ingalls Industries, Inc.	7.125		03-15-21	2,550,000	2,699,813
Lockheed Martin Corp.	2.900		03-01-25	6,341,000	5,985,790
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	9,625,000	7,700,000
Textron, Inc.	3.875		03-01-25	2,330,000	2,308,033
Textron, Inc.	5.600		12-01-17	2,195,000	2,360,389
Textron, Inc.	7.250		10-01-19	2,230,000	2,604,709
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500		06-15-22	4,865,000	4,792,025
Airlines 2.3%
America West Airlines 2000-1 Pass Through Trust	8.057		07-02-20	412,856	470,656
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		01-31-18	5,811,948	6,175,194
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23	3,853,164	4,103,619
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		07-15-20	1,205,034	1,238,173
American Airlines 2015-1 Class B Pass Through Trust	3.700		05-01-23	6,170,000	6,062,025
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	6,797,223	7,137,084
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625		06-20-20	1,801,219	1,895,783
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		01-02-18	967,712	1,009,420
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		09-15-17	228,963	235,260
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		02-02-19	840,021	909,322
Continental Airlines 2000-2 Class B Pass Through Trust	8.307		04-02-18	169,459	179,627
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		04-19-22	3,646,382	4,024,694
Continental Airlines 2012-1 Class B Pass Through Trust	6.250		04-11-20	1,215,874	1,267,549
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23	4,395,760	5,000,177
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22	5,133,036	5,890,159
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		07-02-18	713,561	766,186
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		04-15-19	1,206,014	1,272,344
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		11-01-19	2,308,608	2,571,212
UAL 2009-1 Pass Through Trust	10.400		11-01-16	228,110	244,305
UAL 2009-2A Pass Through Trust	9.750		01-15-17	934,656	1,004,755
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26	4,510,000	4,521,275
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22	5,280,000	5,280,000
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23	3,695,635	4,102,155
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24	3,017,385	3,304,036
US Airways 2012-1 Class C Pass Through Trust	9.125		10-01-15	606,424	609,214
Building products 0.4%
Builders FirstSource, Inc. (S)	10.750		08-15-23	2,445,000	2,481,675
Masco Corp.	4.450		04-01-25	1,490,000	1,489,836
Masco Corp.	7.125		03-15-20	2,480,000	2,864,400
Owens Corning	4.200		12-15-22	4,330,000	4,352,581
Commercial services and supplies 0.1%
Casella Waste Systems, Inc.	7.750		02-15-19	2,610,000	2,603,475
Safway Group Holding LLC (S)	7.000		05-15-18	1,905,000	1,942,890
Construction and engineering 0.1%
Tutor Perini Corp.	7.625		11-01-18	3,670,000	3,752,575
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	1,000,000	962,500
Industrial conglomerates 0.2%
Nemak SAB de CV (S)	5.500		02-28-23	2,780,000	2,773,050
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	2,720,000	1,761,200

8SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Industrial conglomerates (continued)
Odebrecht Finance, Ltd. (Q)(S)	7.500		09-21-15	1,105,000	$773,500
Machinery 0.3%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	1,435,000	1,395,538
SPL Logistics Escrow LLC (S)	8.875		08-01-20	1,871,000	1,992,615
Trinity Industries, Inc.	4.550		10-01-24	6,155,000	5,774,461
Marine 0.1%
Global Ship Lease, Inc. (S)	10.000		04-01-19	1,300,000	1,326,000
Navios South American Logistics, Inc. (S)	7.250		05-01-22	3,060,000	2,822,850
Road and rail 0.2%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	6,065,000	5,874,498
Trading companies and distributors 1.0%
Ahern Rentals, Inc. (S)	7.375		05-15-23	4,355,000	3,810,625
Air Lease Corp.	3.375		01-15-19	3,910,000	3,939,325
Air Lease Corp.	3.875		04-01-21	2,340,000	2,363,400
Air Lease Corp.	4.750		03-01-20	2,125,000	2,249,908
Air Lease Corp.	5.625		04-01-17	1,790,000	1,879,500
Aircastle, Ltd.	5.500		02-15-22	2,145,000	2,220,075
Aircastle, Ltd.	6.250		12-01-19	1,760,000	1,909,600
Aircastle, Ltd.	7.625		04-15-20	1,440,000	1,634,400
Ashtead Capital, Inc. (S)	5.625		10-01-24	1,605,000	1,593,974
International Lease Finance Corp. (S)	7.125		09-01-18	2,720,000	3,006,062
United Rentals North America, Inc.	5.500		07-15-25	2,800,000	2,688,000
United Rentals North America, Inc.	5.750		11-15-24	3,270,000	3,220,950
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	2,505,000	2,523,788
Information technology 0.6%					16,664,606
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (S)	7.250		10-15-22	2,515,000	2,691,050
Internet software and services 0.3%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	1,760,000	1,777,600
Ancestry.com, Inc.	11.000		12-15-20	2,525,000	2,805,906
VeriSign, Inc.	5.250		04-01-25	2,800,000	2,821,000
IT services 0.1%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	2,870,000	2,805,425
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.875		02-15-22	3,050,000	3,004,250
Software 0.0%
Infor US, Inc. (S)	6.500		05-15-22	810,000	759,375
Materials 2.2%					67,400,990
Chemicals 0.8%
Braskem Finance, Ltd. (S)	7.000		05-07-20	5,150,000	5,150,000
Incitec Pivot Finance LLC (S)	6.000		12-10-19	2,025,000	2,217,000
NOVA Chemicals Corp. (S)	5.000		05-01-25	5,345,000	5,345,000
Platform Specialty Products Corp. (S)	6.500		02-01-22	5,340,000	5,170,882
Rain CII Carbon LLC (S)	8.250		01-15-21	1,445,000	1,365,525
Rockwood Specialties Group, Inc.	4.625		10-15-20	5,585,000	5,780,475
Construction materials 0.5%
American Gilsonite Company (S)	11.500		09-01-17	3,035,000	2,428,000

SEE NOTES TO FUND'S INVESTMENTS9

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Cemex SAB de CV (S)	6.125		05-05-25	3,400,000	$3,247,000
Cemex SAB de CV (S)	6.500		12-10-19	3,500,000	3,552,500
Norbord, Inc. (S)	6.250		04-15-23	2,325,000	2,336,625
Vulcan Materials Company	4.500		04-01-25	2,830,000	2,780,475
Containers and packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	2,531,597	2,670,835
Wise Metals Group LLC (S)	8.750		12-15-18	2,330,000	2,207,675
Metals and mining 0.8%
Allegheny Technologies, Inc.	9.375		06-01-19	6,035,000	6,472,538
ArcelorMittal	10.600		06-01-19	2,845,000	3,314,425
Commercial Metals Company	7.350		08-15-18	2,540,000	2,705,100
Glencore Finance Canada, Ltd. (S)	4.250		10-25-22	2,195,000	2,009,171
Glencore Funding LLC (S)	4.125		05-30-23	1,865,000	1,676,247
Glencore Funding LLC (S)	4.625		04-29-24	2,790,000	2,530,279
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	1,775,000	1,729,738
Rain CII Carbon LLC (S)	8.000		12-01-18	2,900,000	2,711,500
Telecommunication services 1.9%					58,840,078
Diversified telecommunication services 0.9%
AT&T, Inc.	4.750		05-15-46	1,770,000	1,613,835
CCO Safari II LLC (S)	6.484		10-23-45	4,190,000	4,249,548
Columbus International, Inc. (S)	7.375		03-30-21	1,525,000	1,605,063
GCI, Inc.	6.875		04-15-25	2,340,000	2,404,350
T-Mobile USA, Inc.	6.125		01-15-22	1,530,000	1,577,813
T-Mobile USA, Inc.	6.250		04-01-21	1,770,000	1,828,056
Telecom Italia Capital SA	7.200		07-18-36	2,585,000	2,854,809
Verizon Communications, Inc.	4.400		11-01-34	3,005,000	2,763,200
Verizon Communications, Inc.	5.012		08-21-54	2,529,000	2,306,929
Verizon Communications, Inc.	6.550		09-15-43	2,785,000	3,288,428
Wind Acquisition Finance SA (S)	7.375		04-23-21	2,610,000	2,668,725
Wireless telecommunication services 1.0%
CC Holdings GS V LLC	3.849		04-15-23	3,960,000	3,895,080
Comcel Trust (S)	6.875		02-06-24	3,320,000	3,411,300
Digicel Group, Ltd. (S)	8.250		09-30-20	3,190,000	2,950,750
Digicel, Ltd. (S)	6.750		03-01-23	2,000,000	1,835,000
Millicom International Cellular SA (S)	4.750		05-22-20	3,530,000	3,379,975
Millicom International Cellular SA (S)	6.625		10-15-21	3,165,000	3,150,758
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	1,375,000	1,378,135
SBA Tower Trust (S)	2.933		12-15-42	2,805,000	2,842,177
SBA Tower Trust (S)	3.598		04-15-43	2,770,000	2,768,493
SBA Tower Trust (S)	5.101		04-15-42	2,855,000	2,948,324
SoftBank Corp. (S)	4.500		04-15-20	3,110,000	3,119,330
Utilities 1.1%					34,131,466
Electric utilities 0.7%
Beaver Valley II Funding Corp.	9.000		06-01-17	209,000	225,720
BVPS II Funding Corp.	8.890		06-01-17	563,000	583,552
Electricite de France SA (5.250% to 1-29-23, then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	3,650,000	3,686,500
Empresa Electrica Angamos SA (S)	4.875		05-25-29	3,490,000	3,271,875
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	3,050,000	3,269,600
Israel Electric Corp., Ltd. (S)	6.875		06-21-23	1,675,000	1,917,312

10SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (S)	7.250		01-15-19	2,890,000	$3,294,600
PNPP II Funding Corp.	9.120		05-30-16	104,000	105,969
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	2,060,000	2,275,270
Talen Energy Supply LLC (S)	6.500		06-01-25	2,185,000	2,026,588
W3A Funding Corp.	8.090		01-02-17	948,668	948,531
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	6.750		11-01-19	1,145,000	1,187,222
Dynegy, Inc.	7.625		11-01-24	5,200,000	5,408,000
NRG Yield Operating LLC	5.375		08-15-24	2,765,000	2,661,313
Multi-utilities 0.1%
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	3,430,000	3,269,414
U.S. Government and Agency obligations 25.5%					$771,543,353
(Cost $768,956,143)
U.S. Government 8.8%					266,339,162
U.S. Treasury
Bond	2.000		08-15-25	72,178,000	70,798,318
Bond	2.500		02-15-45	129,073,000	116,895,092
Bond	3.000		05-15-45	9,869,000	9,938,902
Bond	3.125		02-15-42	63,050,000	65,273,143
Note	0.875		11-15-17	2,310,000	2,311,023
Note	1.500		11-30-19	1,120,000	1,122,684
U.S. Government Agency 16.7%					505,204,191
Federal Home Loan Bank
15 Yr Pass Thru	2.900		09-05-25	1,390,476	1,360,894
15 Yr Pass Thru	3.170		10-04-27	1,425,000	1,399,307
15 Yr Pass Thru	3.250		06-21-27	1,915,152	1,915,785
30 Yr Pass Thru	4.000		03-01-42	13,833,827	14,763,829
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.547		06-01-44	3,163,440	3,257,843
30 Yr Pass Thru (P)	2.673		05-01-44	2,981,871	3,081,743
30 Yr Pass Thru (P)	2.997		03-01-44	770,729	798,652
30 Yr Pass Thru	3.000		03-01-43	6,385,656	6,457,495
30 Yr Pass Thru	3.500		05-01-42	4,383,930	4,554,321
30 Yr Pass Thru	3.500		06-01-42	10,506,556	10,914,916
30 Yr Pass Thru	3.500		09-01-42	3,390,316	3,518,379
30 Yr Pass Thru	3.500		04-01-44	11,363,052	11,872,169
30 Yr Pass Thru	4.000		11-01-43	8,003,232	8,557,519
30 Yr Pass Thru	4.000		02-01-44	2,161,353	2,303,614
30 Yr Pass Thru	4.500		11-01-39	5,439,533	5,903,575
30 Yr Pass Thru	4.500		02-01-41	8,282,752	8,991,934
30 Yr Pass Thru	4.500		03-01-41	4,387,948	4,817,130
30 Yr Pass Thru	5.500		07-01-37	148,898	166,923
30 Yr Pass Thru	5.500		05-01-38	530,376	594,580
30 Yr Pass Thru	5.500		12-01-38	291,327	324,773
30 Yr Pass Thru	5.500		11-01-39	11,601,562	13,004,172
Federal National Mortgage Association
15 Yr Pass Thru	2.500		06-01-27	390,067	399,483
15 Yr Pass Thru	3.000		09-01-27	6,658,474	6,937,817
15 Yr Pass Thru	3.500		02-01-26	1,009,905	1,065,845
15 Yr Pass Thru	3.500		03-01-26	8,295,484	8,754,976

SEE NOTES TO FUND'S INVESTMENTS11

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	4.000		12-01-24	4,567,211	$4,871,394
30 Yr Pass Thru (P)	2.520		06-01-44	5,343,199	5,505,531
30 Yr Pass Thru (P)	2.549		04-01-44	5,365,348	5,535,940
30 Yr Pass Thru (P)	2.926		03-01-44	722,672	746,031
30 Yr Pass Thru	3.000		08-01-42	277,420	280,552
30 Yr Pass Thru	3.000		10-01-42	7,015,890	7,072,072
30 Yr Pass Thru	3.000		12-01-42	3,553,791	3,587,802
30 Yr Pass Thru	3.000		01-01-43	2,550,246	2,570,668
30 Yr Pass Thru	3.000		03-01-43	1,806,237	1,825,781
30 Yr Pass Thru	3.000		05-01-43	2,503,213	2,530,299
30 Yr Pass Thru	3.000		06-01-43	4,380,316	4,412,655
30 Yr Pass Thru	3.500		11-01-40	6,474,371	6,732,334
30 Yr Pass Thru	3.500		06-01-42	6,027,546	6,278,065
30 Yr Pass Thru	3.500		08-01-42	10,008,933	10,424,928
30 Yr Pass Thru	3.500		01-01-43	4,238,099	4,402,988
30 Yr Pass Thru	3.500		01-01-43	22,966,595	23,870,902
30 Yr Pass Thru	3.500		07-01-43	20,081,691	20,947,712
30 Yr Pass Thru	3.500		01-01-45	6,932,021	7,224,465
30 Yr Pass Thru	3.500		04-01-45	14,029,061	14,577,070
30 Yr Pass Thru	3.500		04-01-45	6,839,270	7,106,428
30 Yr Pass Thru	4.000		11-01-40	2,221,198	2,382,234
30 Yr Pass Thru	4.000		01-01-41	11,724,477	12,512,829
30 Yr Pass Thru	4.000		09-01-41	11,284,011	12,138,850
30 Yr Pass Thru	4.000		10-01-41	11,367,344	12,159,790
30 Yr Pass Thru	4.000		01-01-42	6,487,155	6,965,582
30 Yr Pass Thru	4.000		07-01-42	860,335	923,247
30 Yr Pass Thru	4.000		09-01-43	13,487,019	14,557,549
30 Yr Pass Thru	4.000		10-01-43	24,353,087	26,182,046
30 Yr Pass Thru	4.000		01-01-44	6,093,731	6,556,473
30 Yr Pass Thru	4.500		11-01-39	9,546,177	10,365,806
30 Yr Pass Thru	4.500		08-01-40	11,610,619	12,611,128
30 Yr Pass Thru	4.500		02-01-41	11,485,652	12,486,160
30 Yr Pass Thru	4.500		05-01-41	9,837,852	10,710,193
30 Yr Pass Thru	4.500		06-01-41	12,138,843	13,243,667
30 Yr Pass Thru	4.500		07-01-41	5,346,402	5,833,008
30 Yr Pass Thru	4.500		08-01-41	7,435,423	8,116,809
30 Yr Pass Thru	4.500		05-01-42	14,523,541	15,845,409
30 Yr Pass Thru	4.500		01-01-43	3,278,745	3,564,354
30 Yr Pass Thru	5.000		08-01-40	7,913,723	8,742,809
30 Yr Pass Thru	5.000		09-01-40	6,935,571	7,664,348
30 Yr Pass Thru	5.000		02-01-41	5,644,402	6,254,262
30 Yr Pass Thru	5.000		03-01-41	6,166,690	6,848,398
30 Yr Pass Thru	5.000		04-01-41	2,076,903	2,326,293
30 Yr Pass Thru	5.000		07-01-42	4,600,820	5,084,265
30 Yr Pass Thru	5.500		05-01-35	2,573,940	2,889,382
30 Yr Pass Thru	5.500		04-01-36	642,770	721,610
30 Yr Pass Thru	5.500		05-01-36	2,835,790	3,185,390
30 Yr Pass Thru	5.500		01-01-39	2,456,418	2,765,389
30 Yr Pass Thru	6.000		02-01-37	635,741	725,312
30 Yr Pass Thru	6.500		01-01-39	2,993,763	3,441,735
30 Yr Pass Thru	6.500		06-01-39	1,026,203	1,178,573

12SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)		Maturity date	Par value^	Value
Foreign government obligations 0.2%						$5,296,853
(Cost $4,755,917)
Argentina 0.2%						5,296,853
City of Buenos Aires (S)	9.950			03-01-17	2,645,000	2,737,906
Republic of Argentina (H)	8.280			12-31-33	2,502,638	2,558,947
Municipal bonds 0.2%						$5,450,735
(Cost $5,460,500)
State of Hawaii Department of Business Economic Development & Tourism	1.467			07-01-22	5,460,947	5,450,735
Term loans (M) 0.4%						$13,515,757
(Cost $13,743,386)
Consumer staples 0.1%						2,464,749
Household products 0.1%
The Sun Products Corp.	5.500			03-23-20	2,564,109	2,464,749
Financials 0.1%						1,551,587
Capital markets 0.1%
Walter Investment Management Corp.	4.750			12-19-20	1,643,339	1,551,587
Health care 0.0%						894,381
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	5.250			11-03-20	895,500	894,381
Industrials 0.1%						5,493,932
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.500			12-28-19	975,000	966,469
Airlines 0.1%
Delta Air Lines, Inc.	3.250			10-18-18	1,660,455	1,655,525
Gol LuxCo SA (T)			TBD	08-19-20	2,890,000	2,871,938
Utilities 0.1%						3,111,108
Electric utilities 0.1%
ExGen Texas Power LLC	5.750			09-16-21	2,048,939	1,961,859
La Frontera Generation LLC	4.500			09-30-20	1,189,391	1,149,249
Capital preferred securities 1.0%						$30,182,916
(Cost $30,224,973)
Financials 1.0%						30,182,916
Banks 0.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000			09-04-15	4,938,000	3,795,495
Sovereign Capital Trust VI	7.908			06-13-36	2,728,000	2,811,962
Capital markets 0.3%
Goldman Sachs Capital II (P)(Q)	4.000			09-21-15	6,635,000	4,874,071
State Street Capital Trust IV (P)	1.286			06-10-37	5,935,000	5,059,588
Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875			12-15-67	960,000	1,197,600
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250			04-08-68	2,820,000	3,905,700
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450			12-15-65	6,740,000	6,841,100
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500			05-09-67	1,640,000	1,697,400
Collateralized mortgage obligations 12.7%						$382,611,988
(Cost $373,516,747)
Commercial and residential 11.5%						346,677,891
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.779			08-25-35	1,767,483	1,698,896

SEE NOTES TO FUND'S INVESTMENTS13

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.819		12-25-46	6,751,426	$678,505
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.419		06-25-45	3,630,774	3,381,590
Series 2005-1, Class AHM (P)	2.480		06-25-45	2,678,614	2,655,055
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	4,915,000	5,585,809
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	3,306,000	3,229,238
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.787		09-15-26	2,300,000	2,299,998
Series 2014-ICTS, Class D (P) (S)	2.097		06-15-28	2,295,000	2,279,112
Series 2014-ICTS, Class E (P) (S)	3.148		06-15-28	1,425,000	1,417,972
Series 2015-200P, Class F (P) (S)	3.716		04-14-33	4,230,000	3,674,318
BBCMS Trust Series 2015, Class C (P) (S)	2.187		02-15-28	2,145,000	2,118,164
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.680		03-25-35	3,495,056	3,508,676
Series 2005-5, Class A2 (P)	2.260		08-25-35	4,134,712	4,152,288
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.899		01-25-35	5,551,849	5,388,031
Series 2005-5, Class 1A4 (P)	0.759		07-25-35	3,100,071	2,947,377
Series 2005-7, Class 11A1 (P)	0.739		08-25-35	4,501,133	4,290,867
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750		10-25-34	4,500,519	4,575,241
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.191		07-05-33	5,100,000	5,013,463
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.698		08-15-29	6,475,000	6,445,034
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	4.058		03-10-33	5,190,000	4,810,948
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	3,795,000	3,635,750
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	3.950		05-15-29	4,625,000	4,465,410
Series 2015-JWRZ, Class GL2 (P) (S)	3.886		05-15-29	4,175,000	4,126,140
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.198		12-15-27	6,335,000	6,322,634
CGBAM Commercial Mortgage Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	3,345,000	3,180,075
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.308		10-15-45	44,106,400	4,402,127
Series 2012-LC4, Class B (P)	4.934		12-10-44	2,145,000	2,347,793
Series 2013-300P, Class D (P) (S)	4.540		08-10-30	5,125,000	5,255,662
Series 2013-CR11, Class B (P)	5.331		10-10-46	7,089,000	7,806,641
Series 2013-CR13, Class C (P)	4.912		12-10-23	3,505,000	3,612,323
Series 2013-CR6, Class XA IO	1.651		03-10-46	37,864,982	2,168,225
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	4,015,000	4,380,385
Series 2014-FL4, Class D (P) (S)	2.030		07-13-31	4,865,000	4,845,224
Series 2014-TWC, Class D (P) (S)	2.437		02-13-32	4,270,000	4,236,007
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.336		08-13-27	6,190,000	6,175,026
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	2.044		08-15-45	21,366,905	1,927,273
Series 2014-CR15, Class XA IO	1.485		02-10-47	52,036,588	3,273,778
Series 2014-CR16, Class C (P)	5.069		04-10-47	4,250,000	4,361,516

14SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979		02-10-34	4,740,000	$4,527,302
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.348		04-15-27	6,395,000	6,346,916
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.469		06-25-34	2,970,390	2,812,228
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.334		12-05-31	690,859	689,108
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-19	2,345,000	2,282,710
Series 2015-NRF, Class EFX (P) (S)	3.495		12-15-19	4,620,000	4,325,073
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.155		08-19-34	2,131,248	2,059,124
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.688		05-15-34	5,405,000	5,406,757
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.394		08-19-45	7,791,782	447,724
Series 2005-2, Class IX IO	2.139		05-19-35	35,396,653	2,600,132
Series 2005-9, Class 2A1C (P)	0.652		06-20-35	4,056,857	3,725,107
Series 2005-8, Class 1X IO	2.064		09-19-35	9,098,243	514,924
Series 2007-3, Class ES IO (S)	0.350		05-19-47	52,083,096	864,579
Series 2007-4, Class ES IO	0.350		07-19-47	54,077,756	838,205
Series 2007-6, Class ES IO (S)	0.342		08-19-37	41,871,991	556,897
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.338		07-15-29	4,445,000	4,397,487
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.941		11-05-30	4,025,625	4,021,370
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	4,112,000	4,128,950
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.333		07-25-35	59,505,740	4,297,266
Series 2005-AR8, Class AX2 IO	2.349		04-25-35	55,049,426	3,939,117
Series 2005-AR18, Class 1X IO	2.096		10-25-36	22,763,437	2,076,720
Series 2005-AR18, Class 2X IO	1.774		10-25-36	34,676,897	1,418,909
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.833		04-15-47	7,040,000	7,029,215
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582		07-05-32	20,100,000	1,730,027
Series 2014-FBLU, Class D (P) (S)	2.788		12-15-28	5,425,000	5,426,758
Series 2014-FBLU, Class E (P) (S)	3.687		12-15-28	3,965,000	3,962,165
Series 2014-FL5, Class C (P) (S)	2.200		07-15-31	8,245,000	8,219,861
Series 2014-INN, Class F (P) (S)	4.198		06-15-29	3,745,000	3,684,118
Series 2014-PHH, Class C (P) (S)	2.288		08-15-27	6,740,000	6,792,680
Series 2015-MAR7, Class C (S)	4.490		06-05-32	5,135,000	5,132,807
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.299		11-25-34	3,370,000	3,257,590
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.673		10-25-35	3,861,753	3,745,013
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.321		02-15-46	2,768,000	2,770,560
Series 2014-C18, Class 300D	5.279		08-15-31	2,795,000	2,779,795
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.438		09-09-32	11,110,000	11,193,303
Series 2015, Class XLF1 C (P) (S)	2.394		08-14-31	4,775,000	4,751,092
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.847		08-25-34	3,955,850	3,918,024

SEE NOTES TO FUND'S INVESTMENTS15

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.529		05-25-35	2,414,396	$2,253,802
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.649		04-25-35	2,952,672	2,700,174
Series 2005-3, Class APT (P)	0.489		07-25-35	2,959,337	2,883,197
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.324		12-25-45	19,673,699	2,498,851
Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660		12-25-59	1,520,000	1,522,187
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.456		03-25-44	3,857,739	3,774,069
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963		10-10-36	3,010,000	2,914,171
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	2,745,000	2,931,795
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.885		05-10-63	38,512,798	2,642,864
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079		12-13-29	5,963,000	6,036,786
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class AM (P)	5.591		04-15-47	1,810,000	1,904,191
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.477		10-25-45	1,009,321	73,373
Series 2005-AR19, Class A1A2 (P)	0.489		12-25-45	3,827,113	3,514,541
Series 2005-AR2, Class 2A1B (P)	0.569		01-25-45	1,382,417	1,251,404
Series 2005-AR2, Class 2A3 (P)	0.549		01-25-45	2,086,447	1,927,380
Series 2005-AR8, Class 2AB2 (P)	0.619		07-25-45	3,921,550	3,632,038
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.799		03-18-28	8,550,000	8,381,830
Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	5,005,000	4,610,951
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.344		11-15-45	40,765,043	4,072,428
Series 2013-C15, Class B (P)	4.630		08-15-46	1,132,000	1,186,648
Series 2013-C16, Class B (P)	5.148		09-15-46	1,885,000	2,045,393
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.769		11-15-29	582,485	577,634
U.S. Government Agency 1.2%					35,934,097
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.049		10-25-27	3,890,000	3,867,675
Series 2015-DNA1, Class M3 (P)	3.499		10-25-27	1,325,000	1,255,321
Series 290, Class IO	3.500		11-15-32	9,851,053	1,743,612
Series 4136, Class IH IO	3.500		09-15-27	12,299,834	1,378,546
Series K017, Class X1 IO	1.571		12-25-21	20,290,559	1,453,413
Series K018, Class X1 IO	1.577		01-25-22	19,264,944	1,391,391
Series K021, Class X1 IO	1.629		06-25-22	4,583,944	375,640
Series K022, Class X1 IO	1.417		07-25-22	93,154,071	6,612,449
Series K709, Class X1 IO	1.662		03-25-19	16,848,365	786,263
Series K710, Class X1 IO	1.904		05-25-19	33,914,640	1,882,364
Series K711, Class X1 IO	1.824		07-25-19	62,339,207	3,379,782
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000		12-25-27	14,049,051	1,677,208
Series 2012-137, Class WI IO	3.500		12-25-32	10,394,928	1,847,053
Series 402, Class 3 IO	4.000		11-25-39	3,243,519	590,202
Series 402, Class 4 IO	4.000		10-25-39	1,948,882	321,546

16SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 402, Class 7 IO	4.500		11-25-39	1,829,730	$348,759
Series 407, Class 15 IO	5.000		01-25-40	2,135,671	403,730
Series 407, Class 21 IO	5.000		01-25-39	965,606	202,733
Series 407, Class 7 IO	5.000		03-25-41	1,785,721	379,684
Series 407, Class 8 IO	5.000		03-25-41	905,789	198,205
Series 407, Class C6 IO	5.500		01-25-40	4,267,003	946,530
Series 408, Class C1 IO	4.000		12-25-40	61,020	14,050
Government National Mortgage Association
Series 2012-114, Class IO	0.922		01-16-53	10,081,312	747,560
Series 2013-42, Class IA IO	3.500		03-20-43	12,234,828	1,818,313
Series 2013-42, Class YI IO	3.500		03-20-43	16,027,904	2,312,068
Asset backed securities 15.9%					479,419,545
(Cost $476,419,846)
Asset Backed Securities 15.9%					479,419,545
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	0.874		05-25-35	2,434,980	2,337,834
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (P)	0.749		03-25-35	55,000	51,863
Series 2005-4, Class M1 (P)	0.649		10-25-35	9,530,000	8,654,450
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	5,695,000	5,740,526
Series 2015-1, Class A4	1.750		05-15-20	5,325,000	5,340,597
Ally Master Owner Trust
Series 2012-4, Class A	1.720		07-15-19	2,555,000	2,568,582
Series 2015-3, Class A	1.630		05-15-20	7,970,000	7,947,652
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	7,661,000	7,713,271
Series 2014-4, Class A	1.430		06-15-20	8,020,000	8,034,548
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.669		05-25-35	3,320,000	3,142,798
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	10,250,000	10,435,904
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.279		01-25-34	1,585,140	1,464,966
Series 2004-W6, Class M1 (P)	1.024		05-25-34	1,201,170	1,146,878
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	11,370,000	11,349,216
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	5,185,000	5,206,456
Series 2015-1, Class A4 (S)	1.660		09-15-20	6,545,000	6,528,153
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.439		07-25-36	7,559,053	7,103,174
Series 2006-1A, Class A3 (P) (S)	0.549		07-25-36	3,885,000	3,316,283
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	4,230,000	4,277,000
Series 2015-2, Class A4	1.750		01-15-21	6,395,000	6,403,122
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A	1.480		07-15-20	12,785,000	12,854,729
Series 2015-A5, Class A5	1.600		05-17-21	7,558,000	7,570,826
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160		06-17-19	6,490,000	6,486,807
Series 2015-2, Class A4	1.800		03-15-21	3,145,000	3,143,056
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	5,279,000	5,289,616

SEE NOTES TO FUND'S INVESTMENTS17

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Series 2014-A7, Class A	1.380		11-15-19	7,490,000	$7,509,669
Series 2015, Class A2A	1.590		02-18-20	8,566,000	8,602,337
Series 2015-A5, Class A	1.360		04-15-20	13,310,000	13,277,710
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760		12-16-19	2,585,000	2,592,471
Series 2015-AA, Class A4 (S)	1.550		02-18-20	90,000	89,712
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	4,455,000	4,845,641
Series 2014-A8, Class A8	1.730		04-09-20	8,635,000	8,710,789
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265		06-25-37	1,055,254	1,092,828
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	9,614,188	9,829,901
CNH Equipment Trust Series 2015-C, Class A3	1.660		11-16-20	9,430,000	9,442,108
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	118,606	111,206
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613		02-25-35	2,498,616	2,534,976
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.669		05-25-36	4,899,330	4,781,903
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.619		07-25-35	1,680,000	1,622,988
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	9,437,575	9,438,887
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	9,845,000	9,858,635
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	4,960,000	4,910,400
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.889		11-25-35	3,880,000	3,786,927
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.174		12-25-34	2,943,453	2,638,708
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	3,225,000	3,235,955
Series 2015-A, Class A4	1.640		06-15-20	3,682,000	3,694,574
Series 2015-B, Class A4	1.580		08-15-20	3,910,000	3,920,123
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	5,940,000	5,943,101
Series 2014-4, Class A1	1.400		08-15-19	9,091,000	9,083,918
Series 2015-1, Class A1	1.420		01-15-20	7,550,000	7,527,803
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	1,580,000	1,590,123
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	2,045,000	2,054,472
Series 2015-2, Class A4	1.850		07-22-19	7,012,000	7,049,051
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	4,370,000	4,342,176
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.469		10-25-35	3,458,223	3,253,365
GSAA Trust Series 2005-10, Class M3 (P)	0.749		06-25-35	4,265,000	4,090,613
Home Equity Asset Trust Series 2005-1, Class M4 (P)	1.219		05-25-35	2,085,000	2,003,351
Home Equity Mortgage Loan Asset-Backed Trust Series 2005-C, Class AII3 (P)	0.569		10-25-25	2,685,931	2,590,999

18SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	11,010,000	$11,011,839
Series 2015-1, Class A4	1.320		11-16-20	45,000	44,897
Series 2015-2, Class A4	1.470		08-23-21	5,660,000	5,652,455
Series 2015-3, Class A4	1.560		10-18-21	6,075,000	6,070,954
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	40,000	40,009
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	4,285,000	4,298,969
Series 2015, Class AA4	1.650		12-15-21	2,720,000	2,722,832
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.719		06-25-35	3,600,030	3,451,932
Series 2005-WMC1, Class M1 (P)	0.949		09-25-35	2,086,424	1,895,610
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-20-31	1,272,839	1,265,916
Series 2015-1A, Class A (S)	2.520		12-20-32	4,480,000	4,489,511
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.479		09-25-36	6,160,000	5,700,938
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.874		03-25-35	6,715,000	6,370,097
Series 2005-2, Class M2 (P)	0.649		06-25-35	7,570,000	7,160,751
Nissan Auto Receivables Owner Trust Series 2015-A, Class A4	1.500		09-15-21	90,000	89,712
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	7,150,000	7,120,292
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	3,497,000	3,505,746
RAMP Trust Series 2005-RS3, Class M1 (P)	0.619		03-25-35	2,355,000	2,274,082
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 (P)	4.934		08-25-35	3,450,000	3,464,504
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.349		09-25-36	6,857,353	6,341,852
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	2,918,341	2,937,097
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	2,981,013	3,124,415
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.639		11-25-35	2,648,500	2,494,328
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.499		12-25-36	6,930,000	6,719,938
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.919		02-25-35	4,830,000	4,530,303
Series 2005-2, Class M2 (P)	0.934		03-25-35	7,250,000	6,765,301
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.688		02-25-35	3,839,904	3,689,987
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780		01-15-21	6,555,000	6,524,506
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	1,997,500	2,008,932
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440		04-15-20	3,590,000	3,595,701
Series 2015-B, Class A4	1.740		09-15-20	5,540,000	5,563,539
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	4,245,000	4,230,215

SEE NOTES TO FUND'S INVESTMENTS19

Bond Fund

Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	8,981,000	$8,946,585
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01-20-25	2,554,962	2,564,543
Series 2012-3A, Class B (S)	4.500	03-20-25	1,606,787	1,618,837
Series 2013-1A, Class B (S)	3.750	08-20-25	680,550	687,242
Series 2014-1A, Class A (S)	2.150	12-20-26	6,778,759	6,744,866
Series 2014-1A, Class B (S)	3.250	12-20-26	3,543,609	3,539,180
Series 2014-AA, Class A (S)	6.250	10-20-26	2,049,921	2,047,358
Series 2015-1A, Class A (S)	2.750	05-20-27	3,366,811	3,368,932
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	4,565,000	4,579,115
Shares	Value
Preferred securities 0.9%	$28,668,448
(Cost $28,886,494)
Consumer staples 0.1%	2,094,681
Food and staples retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	23,250	2,094,681
Financials 0.7%	21,705,871
Banks 0.2%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)	62,350	1,753,282
Regions Financial Corp., 6.375%	116,890	2,974,851
Wells Fargo & Company, Series L, 7.500%	1,572	1,853,388
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	90,285	2,222,817
Consumer finance 0.2%
Ally Financial, Inc., 7.000% (S)	4,559	4,609,862
Discover Financial Services, 6.500%	69,600	1,806,120
Diversified financial services 0.2%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	229,156	5,850,353
Real estate investment trusts 0.0%
Weyerhaeuser Company, 6.375%	12,950	635,198
Utilities 0.1%	4,867,896
Electric utilities 0.0%
Exelon Corp., 6.500%	31,056	1,406,526
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	68,339	3,461,370
Rate (%	)	Maturity date	Par value^	Value
Convertible bonds 0.1%	$2,364,188
(Cost $2,697,604)
Utilities 0.1%	2,364,188
NRG Yield, Inc.	3.250	06-01-20	2,700,000	2,364,188
Par value	Value
Short-term investments 0.9%	$27,576,000
(Cost $27,576,000)
Repurchase agreement 0.9%	27,576,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $27,576,084 on 9-1-15, collateralized by $27,349,400 U.S. Treasury Notes, 1.875% due 10-31-17 (valued at $28,127,627, including interest)	27,576,000	27,576,000

20SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

Par value	Value
Repurchase agreement (continued)
Total investments (Cost $2,992,814,950)† 99.0%	$2,992,874,777
Other assets and liabilities, net 1.0%	$31,117,496
Total net assets 100.0%	$3,023,992,273

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
BRL	Brazilian Real
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $792,157,403 or 26.2% of the fund's net assets as of 8-31-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $3,001,788,271. Net unrealized depreciation aggregated $8,913,494, of which $44,178,234 related to appreciated investment securities and $53,091,728 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS21

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,246,244,994	—	$1,246,244,994	—
U.S. Government and Agency obligations	771,543,353	—	771,543,353	—
Foreign government obligations	5,296,853	—	5,296,853	—
Municipal bonds	5,450,735	—	5,450,735	—
Term loans	13,515,757	—	13,515,757	—
Capital preferred securities	30,182,916	—	30,182,916	—
Collateralized mortgage obligations	382,611,988	—	382,611,988	—
Asset backed securities	479,419,545	—	479,419,545	—
Preferred securities	28,668,448	$20,210,623	8,457,825	—
Convertible bonds	2,364,188	—	2,364,188	—
Short-term investments	27,576,000	—	27,576,000	—
Total investments in securities	$2,992,874,777	$20,210,623	$2,972,664,154	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

22

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q1	08/15
This report is for the information of the shareholders of John Hancock Bond Fund.		10/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date:    October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date:   October 23, 2015

By:

/s/ Charles A. Rizzo

___________________________

Charles A. Rizzo

Chief Financial Officer

Date:    October 23, 2015